UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06258)

Exact name of registrant as specified in charter:	Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2015

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund

The fund's portfolio
2/28/15 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
BAM — Build America Mutual
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
MAC — Municipal Assurance Corporation
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.8%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (91.3%)

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds (Salt River), Ser. A, 5s, 1/1/27	Aa1	$1,000,000	$1,106,110

AZ Board of Regents Syst. VRDN (AZ State U.), Ser. B, 0.01s, 7/1/34	VMIG1	600,000	600,000

AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF Administration Bldg.), 5s, 7/1/21	A3	700,000	738,857

AZ School Fac. Board COP, 5 3/4s, 9/1/22	A1	1,000,000	1,147,730

AZ State COP, Ser. A, AGM, 5s, 10/1/29	AA	500,000	560,145

AZ State Hlth. Fac. Auth. Rev. Bonds
(Banner Hlth.), Ser. D, 5 1/2s, 1/1/38	AA-	1,750,000	1,923,435
(Scottsdale Hlth. Care), 5s, 12/1/28	A2	500,000	581,615

AZ State Hlth. Fac. Auth. VRDN (Catholic West), Ser. B, 0.03s, 7/1/35	VMIG1	500,000	500,000

AZ State Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds (Kirksville College), 5 1/8s, 1/1/30	A-	750,000	847,680

AZ State Sports & Tourism Auth. Rev. Bonds (Multi-Purpose Stadium Fac.), Ser. A, 5s, 7/1/30	A1	500,000	543,020

AZ State Trans. Board Hwy. Rev. Bonds
5s, 7/1/32	AAA	885,000	1,046,176
Ser. B, 5s, 7/1/31 (Prerefunded 7/1/18)	AAA	500,000	566,820
Ser. A, 5s, 7/1/23	AA+	600,000	726,156
5s, 7/1/20	Aa1	250,000	296,023

AZ State U. Nanotechnology, LLC Lease Rev. Bonds (Nanotechnology, LLC), Ser. A, AGO, 5s, 3/1/34	AA	500,000	556,460

AZ Wtr. Infrastructure Fin. Auth. Rev. Bonds
Ser. A, 5s, 10/1/25	Aaa	500,000	602,605
(Wtr. Quality), Ser. A, 3s, 10/1/17	Aaa	500,000	529,030

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.) escrow, 7 1/4s, 12/1/19(F)	D/P	150,000	448

El Mirage G.O. Bonds, AGM, 5s, 7/1/42	AA	250,000	272,685

Flagstaff, G.O. Bonds, Ser. B, 5s, 7/1/21	Aa2	200,000	238,226

Gilbert, Pub. Facs. Rev. Bonds
5s, 7/1/20	AA+	250,000	295,038
5s, 7/1/18	AA+	500,000	564,540

Glendale, Indl. Dev. Auth. Rev. Bonds
(Midwestern U.), 5 1/8s, 5/15/40	A-	1,000,000	1,121,450
(John C. Lincoln Hlth. Network), 5s, 12/1/42 (Prerefunded 12/1/17)	AAA/P	500,000	557,410
(John C. Lincoln Hlth. Network), Ser. B, 5s, 12/1/37 (Prerefunded 12/1/15)	AAA/P	500,000	517,625

Glendale, Wtr. & Swr. Rev. Bonds, 5s, 7/1/21	AA	500,000	597,875

Goodyear Cmnty., Facs. Utils. G.O. Bonds (Dist. No. 1), 4s, 7/15/21	A1	150,000	165,855

Goodyear, Wtr. & Swr. Rev. Bonds, AGM, 5 1/2s, 7/1/41	AA	500,000	590,440

Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge. Rev. Bonds (Single Fam.), Ser. A-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.8s, 7/1/40	Aaa	35,000	35,076

Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A	750,000	874,695

Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Samaritan Hlth. Svcs.), Ser. A, NATL, U.S. Govt. Coll., 7s, 12/1/16 (Escrowed to maturity)	AAA/P	1,310,000	1,385,404

Maricopa Cnty., Indl. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24) (Waste Mgt., Inc.), 3 3/8s, 12/1/31	A-	250,000	265,615

Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	1,050,000	1,229,025
(Southern CA Edl. Co.), Ser. A, 5s, 6/1/35	Aa3	650,000	731,725

Maricopa Cnty., Regl. Pub. Trans. Auth. Fund Rev. Bonds (Trans. Excise Tax), 5 1/4s, 7/1/24	AA+	435,000	556,844

Maricopa Cnty., Unified School Dist. G.O. Bonds
(No. 60 Higley School Impt.), Ser. C, 5s, 7/1/27	A1	1,000,000	1,114,120
(No. 89 Dysart), 5s, 7/1/25	A+	500,000	603,380

McAllister, Academic Village Rev. Bonds (AZ State U. Hassayampa), 5 1/4s, 7/1/26	AA-	750,000	844,260

Mesa, St. & Hwy. Rev. Bonds, 5s, 7/1/21	AA	500,000	599,865

Mesa, Util. Syst. Rev. Bonds, 5s, 7/1/35	Aa2	750,000	854,798

Navajo Cnty., Poll. Control Corp.
Mandatory Put Bonds (6/1/16) (AZ Pub. Svc. Co. Cholla Pwr. Plant), Ser. E, 5 3/4s, 6/1/34	A3	800,000	847,272
Mandatory Put Bonds (11/17/15) (AZ Pub. Svc. Co. Cholla Pwr. Plant), Ser. A, 0.45s, 6/1/34	A3	250,000	250,000

Northern AZ U. Rev. Bonds
5s, 6/1/36	A1	450,000	500,864
5s, 6/1/34	A1	250,000	285,745

Peoria, Dev. Auth. Inc. Rev. Bonds, 5s, 7/1/23	AA+	500,000	582,815

Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC Coll., 5.8s, 12/1/39	Aaa	25,000	25,955

Phoenix, G.O. Bonds, 4s, 7/1/24	Aa1	500,000	582,365

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5s, 7/1/40	A1	500,000	543,720

Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic Plaza), Ser. B, FGIC, NATL, 5 1/2s, 7/1/43	AA	1,000,000	1,309,990

Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev. Bonds
5 1/2s, 7/1/24	AAA	500,000	571,625
5s, 7/1/29	AA+	500,000	597,410

Phoenix, Civic Impt. Corp. Wtr. Syst. Rev. Bonds, Ser. A, 5s, 7/1/39	AAA	500,000	565,385

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6s, 7/1/32	BB/F	250,000	269,143
(Choice Academies, Inc.), 4 7/8s, 9/1/22	BB+	200,000	210,966
(Great Hearts Academies), 3 3/4s, 7/1/24	BB+	275,000	279,543

Pima Cnty., G.O. Bonds, 5s, 7/1/26	AA-	490,000	576,916

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB	200,000	200,154
(Providence Day School, Inc.), 5 1/8s, 12/1/40	BBB+	500,000	527,520
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	125,000	125,089

Pima Cnty., Regl. Trans. Fund Excise Tax Rev. Bonds, 5s, 6/1/23	AA+	195,000	240,072

Pima Cnty., Swr. Rev. Bonds
Ser. B, 5s, 7/1/26	AA-	500,000	588,690
AGM, 5s, 7/1/23	AA	250,000	291,548

Pima Cnty., (Unified School Dist. No. 6) G.O. Bonds, MAC, 4s, 7/1/28(FWC)	AA	200,000	215,978

Pinal Cnty., Rev. Bonds, 5s, 8/1/18	AA-	250,000	282,525

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	350,000	399,375

Pinal Cnty., Elec. Syst. Rev. Bonds (Dist. No. 4), 6s, 12/1/38	A-	500,000	550,455

Rio Nuevo, Multi-Purpose Fac. Dist. Rev. Bonds, AGO, 6s, 7/15/19	AA	1,000,000	1,153,830

Salt Verde, Fin. Corp. Gas Rev. Bonds
5 1/2s, 12/1/29	A-	150,000	183,339
5s, 12/1/37	A-	750,000	867,413

Scottsdale, Muni. Property Corp. Excise Tax Rev. Bonds
5s, 7/1/24	AAA	1,225,000	1,515,031
5s, 7/1/21	AAA	300,000	360,720

Student & Academic Svcs., LLC Rev. Bonds (Northern AZ Cap. Facs. Fin. Corp.), BAM, 5s, 6/1/25	AA	200,000	237,392

Sundance Cmnty., Facs. Dist. G.O. Bonds, MAC, 4s, 7/15/24	AA	250,000	270,058

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6 1/4s, 12/1/42	BB-/P	250,000	272,598

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds
6 1/2s, 7/1/39	Baa2	500,000	583,270
6 1/4s, 7/1/29	Baa2	500,000	581,295
5s, 7/1/35	Baa2	250,000	252,555

U. of AZ Board of Regents Syst. Rev. Bonds
Ser. A, 5s, 6/1/35	Aa2	500,000	564,610
5s, 6/1/20	Aa2	200,000	235,266
5s, 6/1/19	Aa2	300,000	345,390

Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 4.4s, 7/15/21	A1	500,000	515,235

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/1/33	Baa1	100,000	111,953

Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	A-	500,000	522,665

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	265,000	271,485

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds (Yuma Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/1/32	A-	400,000	462,632

			47,616,118
Guam (2.2%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	250,000	280,970

Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6s, 11/1/26	A-	250,000	303,223

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	250,000	283,235

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	150,000	168,963

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	100,000	112,268

			1,148,659
Mississippi (1.0%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. B, 0.01s, 12/1/30	VMIG1	500,000	500,000

			500,000
Puerto Rico (2.5%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 1/2s, 5/15/39	BBB-	100,000	100,225

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/22	B	485,000	361,354

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6s, 7/1/20	B	400,000	304,092

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 1/2s, 8/1/37	B	175,000	119,224
Ser. A, 5 3/8s, 8/1/39	B	285,000	186,322
Ser. C, 5 3/8s, 8/1/36	B	105,000	71,403
Ser. C, 5 1/4s, 8/1/40	B	230,000	168,537

			1,311,157
Virgin Islands (1.8%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	150,000	169,442
Ser. A-1, 5s, 10/1/39	Baa2	175,000	184,807
Ser. A, 5s, 10/1/25	Baa2	200,000	224,866

VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/31	A3	345,000	344,972

			924,087
TOTAL INVESTMENTS

Total investments (cost $47,340,748)(b)			$51,500,021

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2014 through February 28, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $52,115,685.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $47,330,465, resulting in gross unrealized appreciation and depreciation of $4,462,664 and $293,108, respectively, or net unrealized appreciation of $4,169,556.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	21.5%
	Tax bonds	20.6
	Education	15.4
	Health care	11.8

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$51,499,573	$448

Totals by level	$—	$51,499,573	$448

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2015